STATEMENTS OF OPERATIONS (USD $)	2 Months Ended
Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 0
Operating expenses:	0
Loss from operations	0
Other income/(expenses)
Interest income	1
Net income	1
Earnings per common share - basic and diluted
Earnings per share attributable to common stockholders	$ 0
Weighted-average number of common shares outstanding	917,634